Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
		Dec. 21, 2022 INR (₨)	Mar. 31, 2024 INR (₨) Client		Mar. 31, 2024 USD ($) Client	Mar. 31, 2023 INR (₨) Client		Mar. 31, 2022 INR (₨) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client			0		0	0		0
Other operating income/(loss)			₨ 0		$ 0	₨ 0		₨ 2,186
Restructuring cost			6,814			1,355		0
Employee benefit cost			549,301			537,644		450,075
Amortization and impairment of intangible assets			11,756			9,954		8,210
Adjustments for gain (loss) on disposals, property, plant and equipment			2,072	[1]	25	89	[1]	313	[1]
Stock compensation expense recognized	[2]		5,590			3,958		4,164
Revenues			897,603		$ 10,770	904,876		790,934
Upfront Cash Consideration		₨ 52
Profit (loss) on disposal of investments and changes in value of investments		₨ 6
CEO and managing director [member]
Disclosure of operating segments [line items]
Employee benefit cost			921
India [member]
Disclosure of operating segments [line items]
Revenues			23,484			25,115		25,939
Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)								2,186
Revenues			897,943			909,348		795,289
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenues			893,816			903,301		789,119
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues			268,230			261,270		217,874
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenues			269,482			278,374		239,404
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues			253,927			256,845		233,443
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)			0			0		2,186
Change in fair value of contingent consideration			(1,300)			(1,671)		(468)
Adjustments for gain (loss) on disposals, property, plant and equipment			(2,072)			(89)		(313)
Stock compensation expense recognized			₨ 5,590			₨ 3,958		₨ 4,164

[1]	(Gain)/loss on sale of property, plant and equipment, net has been reclassified from Miscellaneous expenses and is presented separately for the year ended March 31, 2024. Previous period figures have been reclassified accordingly. Gain on sale of property, plant and equipment for the year ended March 31, 2024, includes gain on sale of immovable properties of ₹ (2,357).
[2]	Includes ₹ 54, ₹ (11) and ₹ 6 for the years ended March 31, 2022, 2023 and 2024, respectively, towards cash settled ADS RSUs.